Document and Entity Information	Jan. 02, 2024
Document And Entity Information [Line Items]
Entity Address, State or Province	FL
Amendment Flag	false
Entity Central Index Key	0001597672
Document Type	8-K
Document Period End Date	Jan. 02, 2024
Entity Registrant Name	RAYONIER ADVANCED MATERIALS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36285
Entity Tax Identification Number	46-4559529
Entity Address, Address Line One	1301 Riverplace Boulevard
Entity Address, City or Town	Jacksonville
Entity Address, Postal Zip Code	32207
City Area Code	904
Local Phone Number	357-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	RYAM
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Share Purchase Right
Security Exchange Name	NYSE